Investments - Disclosure Of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 22,097	$ 50,209
Level 1 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	4,669	31,557
Level 2 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	4,276	4,339
Level 3 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 13,152	$ 14,313